Collateral for crude oil exploration concession agreements	6 Months Ended
Jun. 30, 2019
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Collateral for crude oil exploration concession agreements
28.	Collateral for crude oil exploration concession agreements

The Company has granted collateral to ANP in connection with the performance of the Minimum Exploration Programs established in the concession agreements for petroleum exploration areas in the total amount of US$ 2,344 of which US$ 1,632 were still in force as of June 30, 2019 , net of commitments undertaken. The collateral comprises crude oil from previously identified producing fields, pledged as collateral, amounting to US$ 1,533 and bank guarantees of US$ 99.